CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 255,115	$ (11,468)	$ 92,294,350	$ 12,968,985	$ 90,240,665	$ 11,325,040	$ 18,503,007	$ 225,575,694
Beginning Balance (Shares) at Dec. 31, 2010	26,030,894	(3,000)
Purchase of treasury stock		(684,046)						(684,046)
Purchase of treasury stock (Shares)		(357,627)
Common stock issued upon the settlement of earn-out target	6,887		957,303					964,190
Common stock issued upon the settlement of earn-out target (Shares)	344,353
Stock-based compensation	2,500		1,142,499					1,144,999
Stock-based compensation (Shares)	125,000
Common stock released upon achieving earn out target	3,306		1,719,006					1,722,312
Common stock released upon achieving earn out target (Shares)	165,289
Common stock issued on conversion of shareholders loan	18,518		4,981,482					5,000,000
Common stock issued on conversion of shareholders loan (Shares)	925,926
Net income for the year					7,909,398		660,781	8,570,179
Changes in an ownership interest in Zhongtian					(1,029,896)		1,029,896
Foreign currency translation gain						8,600,219	303,694	8,903,913
Imputed interests in relation to shareholders loan			166,667					166,667
Capital injection to Zhongtian by minority shareholders							1,175,778	1,175,778
Transfer to reserve				1,519,548	(1,519,548)
Ending Balance at Dec. 31, 2011	286,326	(695,514)	101,261,307	14,488,533	95,600,619	19,925,259	21,673,156	252,539,686
Ending Balance (Shares) at Dec. 31, 2011	27,591,462	(360,627)
Purchase of treasury stock		(315,577)						(315,577)
Purchase of treasury stock (Shares)		(223,604)
Rounding impact of share changes due to one for two reverse stock split of common stock (shares)	377
Net income for the year					(89,630,508)		(992,050)	(90,622,558)
Changes in an ownership interest in Zhongtian					(122,034)		122,034
Foreign currency translation gain						1,885,805	242,965	2,128,770
Capital injection to Zhongtian by minority shareholders							283,612	283,612
Transfer to reserve				44,054	(44,054)
Ending Balance at Dec. 31, 2012	286,326	(1,011,091)	101,261,307	14,532,587	5,804,023	21,811,064	21,329,717	164,013,933
Ending Balance (Shares) at Dec. 31, 2012	27,591,839	(584,231)
Purchase of treasury stock		(3,803,684)						(3,803,684)
Purchase of treasury stock (Shares)		(641,080)
Issuance of common stock to employees for cash	30,000		8,970,000					9,000,000
Issuance of common stock to employees for cash (shares)	3,000,000
Reclass to temporary stock	(7,250)		(2,167,750)					(2,175,000)
Stock-based compensation			6,900,000					6,900,000
Net income for the year					(119,236,823)		(2,969,204)	(122,206,027)
Changes in an ownership interest in Zhongtian					211,410		(211,410)
Foreign currency translation gain						3,259,162	675,957	3,935,119
Transfer to reserve				96,782	(96,782)
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(381,420)	(381,420)
Changes in Parent's Ownership Interests in Geo					(195,594)		195,594
Capital injections by minority shareholders to Geo			705,087				2,016,442	2,721,529
Ending Balance at Dec. 31, 2013	$ 309,076	$ (4,814,775)	$ 115,668,644	$ 14,629,369	$ (113,513,766)	$ 25,070,226	$ 20,655,676	$ 58,004,450
Ending Balance (Shares) at Dec. 31, 2013	30,591,839	(1,225,311)